CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit (loss)	€ 3,510	€ 1,814	€ 377
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on re-measurement of defined benefit plans	(64)	584	679
Share of gains/(losses) on re-measurement of defined benefit plans for equity method investees	2	(5)	(2)
Related tax impact	(21)	(261)	(201)
Items relating to discontinued operations, net of tax	0	0	3
Total items that will not be reclassified to the Consolidated Income Statement in subsequent periods (B1)	(83)	318	479
Items that may be reclassified to the Consolidated Income Statements in subsequent periods:
Gains/(losses) on cash flow hedging instruments	147	(249)	186
Gains on available-for-sale financial assets	14	15	11
Exchange (losses)/gains on translating foreign operations	(1,942)	458	1,002
Share of Other comprehensive (loss) for equity method investees	(121)	(122)	(17)
Related tax impact	(10)	69	(48)
Items relating to discontinued operations, net of tax	0	0	18
Total items that may be reclassified to the Consolidated Income Statement in subsequent periods (B2)	(1,912)	171	1,152
Total Other comprehensive (loss)/income, net of tax (B1)(B2)(B)	(1,995)	489	1,631
Total Comprehensive income (A)(B)	1,515	2,303	2,008
Total Comprehensive income attributable to:
Owners of the parent	1,491	2,288	1,953
Non-controlling interests	24	15	55
Total Comprehensive income attributable to owners of the parent:
Continuing operations	1,491	2,288	1,685
Discontinued operations	0	0	268
Owners of the parent	€ 1,491	€ 2,288	€ 1,953